Summary of Significant Accounting Policies and Critical Accounting Estimates - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Raw materials	$ 23,717	$ 29,402
Work in process	33,153	28,123
Finished goods	99,057	79,027
Total inventories, net	$ 155,927	$ 136,552